Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2015	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025
C000008867 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class NAV/JHBCDX)
Accumulated Value	$ 10,000		$ 10,573.7703	$ 13,486.187387	$ 17,259.147904	$ 17,874.855579	$ 25,167.524779	$ 30,907.31756	$ 21,354.061036	$ 25,971.898943	$ 35,079.031794	$ 42,782.098826
C000153948 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class C/JBGCX)
Accumulated Value	10,000		10,457.157	13,192.25036	16,696.109153	17,097.14669	23,802.501954	28,909.867875	19,754.825636	23,756.650352	31,732.979917	38,275.170373
C000153947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class A/JBGAX)
Accumulated Value	9,500		10,010.300955	12,723.265792	16,222.65742	16,732.817006	23,468.437968	28,711.031439	19,760.619184	23,933.513598	32,193.254189	39,104.042601
C000008868 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Fund (Class 1/JIBCX)
Accumulated Value	10,000		10,567.3064	13,472.22839	17,233.08838	17,836.166512	25,102.836923	30,816.146463	21,284.165684	25,872.815771	34,920.324184	42,572.854819
C000009189 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class 1/JIREX)
Accumulated Value	10,000		12,592.5894	12,484.136857	13,257.669707	15,558.503682	14,040.90265	19,708.496577	17,242.875361	16,449.02976	19,952.301351	19,541.45673
C000223234 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class A/JYEBX)
Accumulated Value	9,500		11,962.95993	11,859.930014	12,594.786221	14,780.578497	13,338.857517	18,671.917629	16,286.724859	15,501.041362	18,724.66474	18,285.110351
C000223235 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class C/JABFX)
Accumulated Value	10,000		12,592.5894	12,484.136857	13,257.669707	15,558.503682	14,040.90265	19,547.739474	16,917.203887	15,975.842017	19,176.432461	18,577.457168
C000223236 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class I/JABGX)
Accumulated Value	250,000		314,814.735	312,103.421428	331,441.74267	388,962.592047	351,022.566258	492,562.411958	430,959.955989	411,141.331539	498,185.917087	487,277.827557
C000223233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Fund (Class R6/JABIX)
Accumulated Value	1,000,000		1,259,258.94	1,248,413.685713	1,325,766.970681	1,555,850.368191	1,404,090.265034	1,971,153.320331	1,725,146.506629	1,646,489.676513	1,997,886.121193	1,955,934.768145
C000199364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class R6/JSJFX)
Accumulated Value	1,000,000		1,034,199.17	1,207,891.545117	1,508,256.401619	1,355,566.043738	1,649,407.309891	2,319,088.6808	1,633,189.539517	1,595,500.555169	2,046,626.342767	2,024,290.875034
C000009243 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class NAV)
Accumulated Value	10,000		10,341.9917	12,078.915451	15,082.564016	13,563.777572	16,502.190127	23,198.937962	16,340.873257	15,964.039647	20,474.623015	20,264.607436
C000199363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class I/JSJIX)
Accumulated Value	250,000		258,549.7925	301,972.886279	376,868.729986	338,300.737897	410,953.206381	577,360.003316	405,945.351775	396,218.681936	507,503.208631	501,651.818436
C000199366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class C/JSJCX)
Accumulated Value	10,000		10,341.9917	12,078.915451	15,012.230786	13,348.908642	16,052.793361	22,323.185892	15,546.893968	15,012.396884	19,055.983733	18,645.471347
C000199365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Dynamic Growth Fund (Class A/JSJAX)
Accumulated Value	9,500		9,824.892115	11,474.969679	14,306.163588	12,817.553905	15,532.222356	21,761.759045	15,271.540732	14,867.935749	19,002.160054	18,733.140963
C000069283 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class A/JAAAX)
Accumulated Value	9,500		9,652.17651	10,137.319321	10,233.911754	10,546.100405	10,835.176188	11,762.05064	11,414.947586	11,855.339232	12,745.196964	13,313.926398
C000102118 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class C/JAACX)
Accumulated Value	10,000		10,094.0553	10,528.347285	10,548.6352	10,798.347028	11,018.298667	11,874.364721	11,444.106021	11,800.412883	12,599.464035	13,071.269613
C000098166 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class I/JAAIX)
Accumulated Value	250,000		254,827.9125	268,423.919399	271,578.512458	280,785.998997	289,324.614183	315,124.630335	306,755.499983	319,549.149162	344,495.632251	361,121.277395
C000113512 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class R2/JAAPX)
Accumulated Value	10,000		10,151.119	10,645.55067	10,736.462076	11,052.837162	11,346.13138	12,299.830113	11,925.316891	12,380.305891	13,300.345228	13,882.259006
C000128529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class R4/JAASX)
Accumulated Value	10,000		10,178.8358	10,705.697634	10,823.26343	11,171.48667	11,496.35138	12,496.461868	12,148.782807	12,641.641796	13,610.455885	14,247.188535
C000106470 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alternative Asset Allocation Fund (Class R6/JAARX)
Accumulated Value	1,000,000		1,020,497.94	1,076,164.765775	1,090,620.166043	1,128,654.857243	1,164,209.652263	1,269,262.703982	1,236,923.794179	1,289,541.691275	1,392,491.942708	1,460,304.782502
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,255.3025	13,082.495849	15,654.718881	16,112.081825	19,646.544746	25,769.526174	22,876.224276	26,523.727287	33,721.038028	39,075.805332
Standard And Poor s 500 C000223236 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		281,382.5625	327,062.396223	391,367.972035	402,802.045641	491,163.61866	644,238.154356	571,905.606914	663,093.182194	843,025.950734	976,895.133328
Standard And Poor s 500 C000223233 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,125,530.25	1,308,249.58489	1,565,471.888138	1,611,208.182561	1,964,654.474635	2,576,952.617417	2,287,622.427649	2,652,372.728769	3,372,103.802928	3,907,580.533302
Russell 3000 C000199364 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,114,388.36	1,293,389.252533	1,555,278.769628	1,575,651.848368	1,913,495.239436	2,545,771.701022	2,207,643.474747	2,533,432.95038	3,195,783.414644	3,701,993.014813
Russell 3000 C000199363 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		278,597.09	323,347.313133	388,819.692407	393,912.962092	478,373.809859	636,442.925256	551,910.868687	633,358.237595	798,945.853661	925,498.253703
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,143.8836	12,933.892525	15,552.787696	15,756.518483	19,134.952394	25,457.71701	22,076.434747	25,334.329503	31,957.834145	37,019.930146
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,596.6456	10,648.792329	10,537.064241	11,608.957006	12,360.445076	12,350.022872	10,927.802266	10,797.408451	11,585.263061	11,948.59788
Bloomberg U S Aggregate Bond C000098166 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		264,916.14	266,219.80822	263,426.606032	290,223.925152	309,011.126904	308,750.571812	273,195.05665	269,935.211276	289,631.576537	298,714.94701
Bloomberg U S Aggregate Bond C000106470 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,059,664.56	1,064,879.23288	1,053,706.424129	1,160,895.700608	1,236,044.507616	1,235,002.287248	1,092,780.2266	1,079,740.845102	1,158,526.306144	1,194,859.788037
HFRX Global Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		HFRX Global Hedge Fund Index
Accumulated Value	10,000		9,808.7445	10,357.308639	10,517.061217	10,399.588693	10,906.950411	11,899.20728	11,431.389946	11,508.360581	12,169.602094	12,815.091419
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		11,054.2082	13,355.247536	16,991.518044	17,717.62593	25,573.713399	32,868.672431	26,605.1413	32,441.279948	42,417.929577	51,994.814297
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Accumulated Value	10,000		12,423.1498	12,034.088924	12,973.050517	14,302.355284	11,774.810592	16,975.331252	15,141.775646	14,661.741838	17,760.224748	17,715.473954
Dow Jones U S Select REIT C000223236 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		310,578.745	300,852.223106	324,326.262942	357,558.882126	294,370.264818	424,383.281336	378,544.391188	366,543.545986	444,005.61875	442,886.848912
Dow Jones U S Select REIT C000223233 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,242,314.98	1,203,408.892422	1,297,305.051765	1,430,235.528501	1,177,481.05927	1,697,533.125339	1,514,177.564748	1,466,174.183942	1,776,022.474997	1,771,547.395646
Russell 2000 Growth C000199364 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,035,512.9	1,205,189.33075	1,575,374.69504	1,401,793.515119	1,643,987.885048	2,229,398.079216	1,666,250.586121	1,779,153.992936	2,093,594.908862	2,312,940.931207
Russell 2000 Growth C000199363 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		258,878.225	301,297.332688	393,843.673761	350,448.378781	410,996.971263	557,349.519805	416,562.646531	444,788.498235	523,398.727217	578,235.232803
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		10,355.129	12,051.893308	15,753.746951	14,017.935152	16,439.878851	22,293.980793	16,662.505862	17,791.53993	20,935.949089	23,129.409312
HFRX Global Hedge Fund C000098166 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		245,218.6125	258,932.715979	262,926.530441	259,989.717345	272,673.760288	297,480.182008	285,784.748652	287,709.014527	304,240.052352	320,377.285478
HFRX Global Hedge Fund C000106470 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 980,874.45	$ 1,035,730.863917	$ 1,051,706.121764	$ 1,039,958.869379	$ 1,090,695.041151	$ 1,189,920.728032	$ 1,143,138.994609	$ 1,150,836.058107	$ 1,216,960.209407	$ 1,281,509.141909